Tax	12 Months Ended
Dec. 31, 2022
Tax [Abstract]
Tax
Note 15 – Tax

DHT Holdings, Inc. is a foreign corporation that is not subject to United States federal income taxes. Further, DHT is not subject to income taxes imposed by the Marshall Islands, the country in which it is incorporated, and there are no U.S. legal entities. The Monegasque company, DHT Management S.A.M., is subject to income taxation in Monaco, the Norwegian management company, DHT Management AS, is subject to income taxation in Norway and the direct and indirect subsidiaries in Singapore, DHT Ship Management (Singapore) Pte. Ltd, DHT Chartering (Singapore) Pte. Ltd, Goodwood Ship Management Pte. Ltd., and Goodwood Shipping Agencies Pte. Ltd. are subject to income taxation in Singapore and the indirect Indian subsidiary, Goodwood Marine Services Pvt. Ltd. is subject to income taxation in India. The tax effects for the companies are disclosed below.

Specification of income tax

(Dollars in thousands)	2022	2021	2020
Income tax payable	$592	$378	$587
Tax expenses related to previous year	(4)	(27)	309
Change in deferred tax	(1)	9	5
Total income tax expense	$587	$360	$900

Specification of temporary differences and deferred tax
	December 31,	December 31,	December 31,
(Dollars in thousands)	2022	2021	2020
Property, plant and equipment	$468	$(11)	$2
Pensions	(695)	(662)	(612)
Total basis for deferred tax	(227)	(674)	(610)
Deferred tax liability(asset), net [1]	$(113)	$(152)	$(140)
Deferred tax (asset), gross [2]	(168)	(166)	(161)
Deferred tax liability, gross [2]	55	14	21

[1]	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
[2]	Deferred tax liability is related to one of the direct and one of the indirect subsidiaries in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of income tax expense

(Dollars in thousands)	2022	2021	2020
Profit/(loss) before income tax	$62,567	$(11,147)	$267,181
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	587	360	900
Total income tax expense	$587	$360	$900